Fair Value Measurements - Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value (Detail) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Fair value as of Beginning	$ 78,048,668
Change in valuation inputs or other	(17,028,800)
Fair value as of Ending	61,019,868	$ 78,048,668
Private placement warrant
Class of Warrant or Right [Line Items]
Fair value as of Beginning	24,918,668
Change in valuation inputs or other	(5,436,800)
Fair value as of Ending	19,481,868	24,918,668
Public warrant
Class of Warrant or Right [Line Items]
Fair value as of Beginning	53,130,000
Change in valuation inputs or other	(11,592,000)
Fair value as of Ending	41,538,000	53,130,000
Fair Value, Recurring [Member]
Class of Warrant or Right [Line Items]
Fair value as of Beginning	78,048,668	0
Initial measurement on July 16, 2020		54,988,834
Change in valuation inputs or other		23,059,834
Fair value as of Ending		78,048,668
Fair Value, Recurring [Member] | Private placement warrant
Class of Warrant or Right [Line Items]
Fair value as of Beginning	24,918,668	0
Initial measurement on July 16, 2020		17,556,334
Change in valuation inputs or other		7,362,334
Fair value as of Ending	19,481,868	24,918,668
Fair Value, Recurring [Member] | Public warrant
Class of Warrant or Right [Line Items]
Fair value as of Beginning	53,130,000	0
Initial measurement on July 16, 2020		37,432,500
Change in valuation inputs or other		15,697,500
Fair value as of Ending	$ 41,538,000	$ 53,130,000